Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2020	2019
Cost
At 1 January	12,865	12,815
Exchange adjustments	184	79
Acquisitions and other additions[a]	632	26
Reclassified as assets held for sale	(199)	—
Deletions	(389)	(55)
At 31 December	13,093	12,865
Impairment losses
At 1 January	997	611
Exchange adjustments	1	—
Impairment losses for the year	1	386
Deletions	(386)	—
At 31 December	613	997
Net book amount at 31 December	12,480	11,868
Net book amount at 1 January	11,868	12,204
[a] 2020 principally relates to an acquisition in the US Fuels business.
Impairment review of goodwill

		$ million
Goodwill at 31 December	2020	2019
Upstream	7,765	7,958
Downstream	4,660	3,904
Other businesses and corporate	55	6
	12,480	11,868

Schedule of goodwill

		$ million
	2020	2019
Goodwill	7,765	7,958
Excess of recoverable amount over carrying amount	31,749	93,250

										$ million
					2020					2019
	Lubricants	US Fuels	European Fuels	Other	Total	Lubricants	US Fuels	European Fuels	Other	Total
Goodwill	2,865	606	913	276	4,660	2,779	—	858	267	3,904